CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014	Dec. 28, 2012	Dec. 30, 2011
Cash flows from operating activities:
Net income (loss) including noncontrolling interests	$ 329.3	$ 425.8	$ 85.6
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	156.8	132.4	82.1
Amortization of intangible assets	107.4	101.2	60.6
Goodwill impairment			351.3
Write-off of Canadian Notes premium	(23.2)
Loss (gain) on disposal of property and equipment	(25.4)	(3.4)	(8.9)
Deferred income taxes	73.0	(16.6)	28.3
Stock-based compensation	31.8	43.6	45.3
Equity in income of unconsolidated joint ventures	(93.6)	(107.6)	(132.2)
Dividends received from unconsolidated joint ventures	113.0	88.7	107.3
Changes in operating assets, liabilities and other, net of effects of business acquisitions:
Accounts receivable and costs and accrued earnings in excess of billings on contracts	364.3	(92.2)	10.6
Inventory	12.2	7.0	(11.9)
Other current assets	36.0	(27.0)	(7.3)
Other long-term assets	(200.5)	(62.2)	(91.2)
Accounts payable, accrued salaries and employee benefits, and other current liabilities	(219.5)	(13.7)	(40.5)
Billings in excess of costs and accrued earnings on contracts	(54.5)	(35.2)	13.8
Other long-term liabilities	7.1	(10.6)	13.0
Total adjustments and changes	284.9	4.4	420.3
Net cash from operating activities	614.2	430.2	505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired		(1,345.7)	(282.1)
Proceeds from disposal of property and equipment	63.7	25.3	14.1
Payments in settlement of foreign currency forward contract		(1,260.6)
Receipts in settlement of foreign currency forward contract		1,260.3
Investments in unconsolidated joint ventures	(0.2)	(4.4)	(19.6)
Changes in restricted cash	4.3	3.9	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(81.0)	(125.4)	(67.5)
Net cash from investing activities	(13.2)	(1,446.6)	(348.1)
Cash flows from financing activities:
Borrowings from long-term debt		998.9	700.0
Payments on long-term debt	(220.5)	(38.0)	(632.6)
Borrowings from revolving line of credit	1,028.2	661.6	138.6
Payments on revolving line of credit	(1,124.1)	(583.6)	(115.7)
Net borrowings (payments) under foreign lines of credit and short-term notes	(26.6)	(20.5)	(16.4)
Net change in overdrafts	(54.9)	54.5	(18.0)
Payments on capital lease obligations	(18.0)	(14.6)	(10.9)
Payments of debt issuance costs and other financing activities	(0.8)	(8.7)	(3.1)
Proceeds from employee stock purchases and exercises of stock options	20.2	8.9	11.7
Distributions to noncontrolling interests	(79.0)	(83.8)	(111.7)
Contributions and advances from noncontrolling interests	0.5	2.3	6.6
Dividends paid	(62.2)	(44.7)
Repurchases of common stock	(93.3)	(40.0)	(242.8)
Net cash from financing activities	(630.5)	892.3	(294.3)
Net change in cash and cash equivalents	(29.5)	(124.1)	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	(1.3)	2.6	(1.3)
Cash and cash equivalents at beginning of period	314.5	436.0	573.8
Cash and cash equivalents at end of period	283.7	314.5	436.0
Supplemental information:
Interest paid	83.9	64.5	15.2
Taxes paid	101.3	150.6	177.3
Supplemental schedule of non-cash investing and financing activities:
Equipment acquired with capital lease obligations and equipment note obligations	54.3	27.9	14.2
Purchase price adjustment and contingent consideration payable under acquisitions			7.9
Cash dividends declared but not paid	$ 18.3	$ 16.7